Silk Invest New Horizons Frontier Fund
Schedule of Investments
March 31, 2024 - (Unaudited)
COMMON STOCKS — 93.03% Shares Fair Value
Bangladesh — 6.37%
BRAC Bank Ltd 1,558,280 $ 570,482
GrameenPhone Ltd 143,000 306,317
876,799
Egypt — 7.40%
EFG-Hermes Holding Co.
(a)
763,804 284,459
Elswedy Electric Co. 418,000 273,813
Ibnsina Pharma S.A.E.
(a)
2,451,402 132,395
Telecom Egypt Co. 200,485 159,769
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co.
(a)
2,951,564 168,118
1,018,554
Kazakhstan — 4.71%
Kapsi.kz JSC
(a)
5,370 647,622
Kenya — 11.55%
Centum Investment Co. Ltd.
(a) (b)
2,590,670 158,447
Equity Group Holdings Ltd. 1,050,000 377,580
KCB Group Ltd. 2,678,407 613,789
Safaricom Ltd. 3,249,542 439,864
1,589,680
Morocco — 8.29%
Akdital Holding 1,845 123,071
Douja Promotion Groupe Addoha SA
(a)
373,359 793,270
Residences Dar Saada
(a)
62,000 210,769
Travaux Generaux de Construction 557 13,761
1,140,871
Nigeria — 21.61%
Access Bank PLC
(b)
32,550,000 563,336
Airtel Africa PLC
(b)
153,804 238,970
Guaranty Trust Holding Co. PLC
(b)
11,727,752 434,935
Lafarge Africa PLC
(b)
10,230,000 273,997
MTN Nigeria Communications PLC
(b)
1,190,000 195,023
Nestle Nigeria PLC
(b)
285,000 181,212
United Bank for Africa PLC
(b)
28,916,268 571,939
Zenith Bank PLC
(b)
16,338,501 512,720
2,972,132
Pakistan — 9.25%
Avanceon Ltd.
(a)
495,900 93,183
Habib Bank Ltd. 478,000 181,482
MCB Bank Ltd. 313,500 225,658

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 93.03% - continued Shares Fair Value
Meezan Bank Ltd. 339,020 $ 257,103
Nishat Mills Ltd. 664,500 160,632
Systems Ltd. 253,840 354,925
1,272,983
United Arab Emirates — 4.23%
Emaar Properties PJSC 261,918 581,295
United Kingdom — 3.12%
Airtel Africa PLC 219,436 293,393
Cab Payments Holdings PLC
(a)
110,441 135,903
429,296
Vietnam — 16.50%
Digiworld Corp. 60,700 161,082
Phu Nhuan Jewelry JSC 32,666 128,730
Saigon - Hanoi Commercial Joint Stock Bank
(a)
673,254 314,991
SSI Securities Corp. 241,918 381,935
Vietnam Prosperity JSC Bank 408,739 323,980
Vincom Retail JSC
(a)
32,300 33,414
Vinh Hoan Corp. 62,400 199,562
Vinhomes JSC
(a)
160,310 279,970
VNDirect Securities Corp.
(a)
477,000 446,567
2,270,231
Total Common Stocks (Cost $14,282,488) 12,799,463
EXCHANGE-TRADED FUNDS — 3.10%
Vietnam — 3.10%
VFMVN DIAMOND ETF
(a)
343,000 426,606
Total Exchange-Traded Funds (Cost $219,736) 426,606
MONEY MARKET FUNDS - 2.93%
First American Government Obligations Fund, Class X, 5.23%
(c)
402,884 402,884
Total Money Market Funds (Cost $402,884) 402,884
Total Investments — 99.06% (Cost $14,905,108) 13,628,953
Other Assets in Excess of Liabilities — 0.94% 128,823
NET ASSETS — 100.00% $ 13,757,776
(a) Non-income producing security.
(b) All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of March 31, 2024 was $3,093,020 , representing 22.48% of net assets.
(c) Rate disclosed is the seven day effective yield as of March 31, 2024.